SEGMENT REPORTING (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net sales	R$ 88,242.5	R$ 89,452.7	R$ 79,736.9
Cost of sales	(42,864.1)	(43,615.1)	(39,291.6)
Gross profit	45,378.4	45,837.6	40,445.3
Distribution expenses	(10,928.9)	(11,557.1)	(10,750.6)
Sales and marketing expenses	(8,348.1)	(8,634.2)	(7,412.5)
Administrative expenses	(5,862.9)	(6,201.1)	(5,273.7)
Other operating income/(expenses)	2,435.9	2,457.3	2,028.9
Exceptional items	643.3	(100.8)	(206.4)
Income from operations	23,317.7	21,801.7	18,831.0
Brazil [Member]
IfrsStatementLineItems [Line Items]
Net sales	49,030.8	48,605.4	46,361.7
Cost of sales	(24,254.9)	(23,809.3)	(23,516.1)
Gross profit	24,775.9	24,796.1	22,845.6
Distribution expenses	(6,131.8)	(6,423.9)	(6,428.6)
Sales and marketing expenses	(4,761.0)	(4,876.3)	(4,477.0)
Administrative expenses	(3,769.0)	(3,860.2)	(3,563.2)
Other operating income/(expenses)	2,370.8	2,415.8	1,892.5
Exceptional items	(36.0)	(16.2)	(137.8)
Income from operations	12,448.9	12,035.3	10,131.5
Beer [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Net sales	40,230.7	40,220.2	38,985.9
Cost of sales	(19,380.5)	(19,282.4)	(19,377.7)
Gross profit	20,850.2	20,937.8	19,608.2
Distribution expenses	(4,845.1)	(5,132.2)	(5,171.9)
Sales and marketing expenses	(4,280.8)	(4,353.8)	(3,969.4)
Administrative expenses	(3,301.5)	(3,363.6)	(3,106.0)
Other operating income/(expenses)	1,891.2	1,878.3	1,474.1
Exceptional items	(36.0)	(16.2)	(137.8)
Income from operations	10,278.0	9,950.3	8,697.2
NAB [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Net sales	8,800.1	8,385.2	7,375.8
Cost of sales	(4,874.4)	(4,526.9)	(4,138.4)
Gross profit	3,925.7	3,858.3	3,237.4
Distribution expenses	(1,286.7)	(1,291.7)	(1,256.7)
Sales and marketing expenses	(480.2)	(522.5)	(507.6)
Administrative expenses	(467.5)	(496.6)	(457.2)
Other operating income/(expenses)	479.6	537.5	418.4
Exceptional items
Income from operations	R$ 2,170.9	R$ 2,085.0	R$ 1,434.3